INVESTMENTS IN SALES-TYPE LEASES AND LEASEBACK ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Schedule of sales-type leases

(in thousands of $)	2024	2023
Investments in sales-type leases	35,135	55,739
Total	35,135	55,739
The following lists the components of investments in sales-type leases as of December 31, 2024 and December 31, 2023:

(in thousands of $)	Sales-Type Leases
	December 31, 2024	December 31, 2023
Total minimum lease payments to be received	4,941	16,020
Purchase obligations at the end of the leases	31,150	43,150
Net minimum lease payments receivable	36,091	59,170
Less: unearned income	(920)	(3,358)
Total investment in sales-type leases	35,171	55,812
Allowance for expected credit losses*	(36)	(73)
Total investment in sales-type leases	35,135	55,739
Current portion	35,135	20,640
Long-term portion	—	35,099

*See Note 27: Allowance for Expected Credit Losses.

Schedule of minimum future gross revenues to be received under non-cancellable sales-type leases
The minimum future gross revenues including purchase obligations to be received under the Company's non-cancellable sales type leases as of December 31, 2024, are as follows:

(in thousands of $)	Sales-Type Leases
Year ending December 31,
2025	36,091
Thereafter	—
Total minimum lease payments to be received	36,091

Schedule of interest income earned on investments in direct financing leases, sales type leases and leaseback assets
Interest income earned on investments in direct financing leases, sales type leases and leaseback assets in the year ended December 31, 2024 was as follows:

(in thousands of $)	2024	2023	2022
Investments in sales type and direct financing leases*	2,439	3,894	5,021
Investments in leaseback assets	—	2,298	3,895
Total	2,439	6,192	8,916

* The 2022 interest income earned on investments in sales-type leases and direct financing leases in the above table includes $0.4 million in relation to two VLCCs on long-term charters to Frontline Shipping, a related party, until their disposal in 2022. (Refer to Note 9: Gain on Sale of Assets and Termination of Charters).